Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)	Net Income (000’s)
2024	$598,689	$646,895	$343,464	$362,753	$103.00	$13,492
2023	$821,601	$665,222	$484,667	$392,382	$107.35	$12,628
2022	$598,921	$621,903	$344,912	$367,059	$122.53	$22,128

PAY VERSUS PERFORMANCE

(1)	Executives included in the Non-PEO averages for all years presented are; Mr. Haines, Mr. Miller, Mr. Ruppert, and Mr. Mulligan. Mr. Meilstrup is the PEO for all years presented.
(2)	Includes restricted stock awards with the value of $84,045 in 2024, $154,050 in 2023 and $102,000 in 2022.
(3)	Adjustments to determine compensation “actually paid” for the PEO included the following:

PEO Total Compensation Amount	$ 598,689	$ 821,601	$ 598,921
PEO Actually Paid Compensation Amount	$ 646,895	665,222	621,903
Adjustment To PEO Compensation, Footnote
Adjustments to determine Compensation “Actually Paid” for PEO in US dollars	2024	2023	2022
Change in actuarial present value of the individual’s accumulated benefit under all defined benefit pension plans	6,476	156,800	4,893
Value of equity awards (stock awards or options) granted in the year	84,045	154,050	102,000
Value “actually received” as it relates to pension benefits	–	–	–
Service cost (and prior service cost)	32,000	28,000	36,000
Equity compensation	–	–	–
Awards granted in fiscal year (valued at December 31 of the relevant year)	91,673	136,174	95,382
Change of unvested awards (valued at December 31 of the relevant year)	(8,506)	(21,945)	(12,714)
Change of shares vested during year (valued at the applicable vesting date)	6,533	(2,723)	184
Dividends paid during year	17,027	14,966	11,023

(4)

Includes restricted stock awards in 2024 as follows: Mr. Haines, $34,840; Mr. Miller, $34,840; Mr. Ruppert, $32,500; and Mr. Mulligan, $31,460. In 2023, as follows: Mr. Haines, $65,000; Mr. Miller, $65,000; Mr. Ruppert, $60,320; and Mr. Mulligan, $58,240. In 2022 as follows: Mr. Haines, $45,600; Mr. Miller, $45,600; Mr. Ruppert, $42,000; and Mr. Mulligan, $40,400.

(5)	Adjustments to determine compensation “actually paid” for the Non-PEO NEOs included the following:

Non-PEO NEO Average Total Compensation Amount	$ 343,464	484,667	344,912
Non-PEO NEO Average Compensation Actually Paid Amount	$ 362,753	392,382	367,059
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to determine Compensation “Actually Paid” for Non-PEO NEO in US dollars	2024	2023	2022
Change in actuarial present value of the individual's accumulated benefit under all defined benefit pension plans	1,892	98,140	2,558
Value of equity awards (stock awards or options) granted in the year	33,410	63,830	44,700
Value “actually received” as it relates to pension benefits	–	–	–
Service cost (and prior service cost)	11,750	18,500	27,250
Equity compensation	–	–	–
Awards granted in fiscal year (valued at December 31 of the relevant year)	36,444	56,418	41,801
Change of unvested awards (valued at December 31 of the relevant year)	(3,452)	(9,991)	(6,341)
Change of shares vested during year (valued at the applicable vesting date)	2,983	(1,468)	57
Dividends paid during year	6,866	6,527	5,238

Total Shareholder Return Amount	$ 103	107.35	122.53
Net Income (Loss)	13,492	12,628	22,128
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,476	156,800	4,893
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,000	28,000	36,000
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,673	136,174	95,382
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,506)	(21,945)	(12,714)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,533	(2,723)	184
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,027	14,966	11,023
PEO | Value of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,045	154,050	102,000
PEO | Value Actually Received As It Related To Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,892	98,140	2,558
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,750	18,500	27,250
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,444	56,418	41,801
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,452)	(9,991)	(6,341)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,983	(1,468)	57
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,866	6,527	5,238
Non-PEO NEO | Value of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,410	63,830	44,700
Non-PEO NEO | Value Actually Received As It Related To Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0